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Barristers & Solicitors

File Reference:  4340 - 030 - SEC filings

Via EDGAR and Delivered

April 13, 2005

SECURITIES AND EXCHANGE COMMISSION

450 Fifth Street, N.W.
Washington , D.C.
U.S.A. , 20549-0405

Attention:          Mr. John Reynolds, Assistant Director

                        Office of Emerging Growth Companies

Dear Mr. Reynolds:

Re:

Fortune Partners, Inc. (the “Company”)

File No. 333-120951

FILING OF AMENDED FORM SB-2 IN ACCORDANCE WITH

SEC THIRD COMMENT LETTER DATED APRIL 11, 2005

We are counsel for the above-referenced Company and are pleased to advise that the Company has now amended its Registration Statement on Form SB-2 (the “Registration Statement” or “prospectus” as the context so requires) in accordance with the comments of the reviewing staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) as set forth in the SEC’s third comment letter dated April 11, 2005 (the “SEC Letter”).

On behalf of the Company we are now pleased to enclose a copy of Amendment No. 3 to the Registration Statement of the Company in this matter (including two further courtesy copies for the Staff’s ease of review) together with a complete comparative copy of the same (including two further courtesy copies) which, we confirm on behalf of the Company, necessarily indicates each of the revisions which have now been made to the enclosed Registration Statement since the Company’s most recent filing in this instance on March 15, 2005.  We confirm that the enclosed Registration Statement is a copy of the filing submitted electronically pursuant to Regulation S-T on this day.

The following, we confirm, are responses addressing the comments in the SEC Letter.  We also confirm that the comments in the SEC letter are sequentially numbered and that the answers set forth hereinbelow refer to each of the comments by number and by citing the location of each response thereto in the enclosed Registration Statement where applicable.  We also confirm that the page numbers referenced in this response letter relate to the information set forth in the hard copy version of the enclosed Registration Statement marked to show changes to the Registration Statement as delivered by courtesy copy and may not directly correspond to the unmarked or Edgar versions thereof.

            As a preliminary statement we thank both you and the Staff very much for the opportunity of working with you in connection with the Company’s Registration Statement filing.

General

1.         The Staff’s comment has been noted and we confirm that the Company’s enclosed Registration Statement has now been revised in each of the “Prospectus Summary” and “Description of Business” sections on pages six and 32 in order to provide for the following additional disclosure in this regard:

“Mr. Brock will transfer title to our mineral claims to a British Columbia subsidiary to be formed and wholly-owned by us if mineral interest is discovered on our mineral claims.”.

Risk Factors

2.         The Staff’s comments have been noted and we confirm, as recently discussed (Mr. Kluck/Mr. Deutsch), and as set forth in sections 1.4 to 1.6 of the Company’s previously and paper-filed (with our initial response letter of February 7, 2005) geological report in this matter, dated October 25, 2004, as prepared for the Company by E.R. Kruchkowski, B.Sc., P.Geo., Certified Professional Geologist, that Mr. Kruchkowski did indeed conduct and/or supervise the subject geological and sampling programs on the mineral claims as confirmed therein as follows:

“1.4      Sources of Information

The main source of information has been the geological and sampling programs conducted and/or supervised by the author.  The author was in charge of the 1983 and 1987 sampling and prospecting program that tested many of the silver showings.  The author also has a general knowledge on the Stewart region gained in exploration programs in the period 1969 - 2004.

1.5        Field Activity of the Qualified Person

The author has been in charge of the exploration from 1983 and 1987 when most of the mineral showings were located.  Most of the trenching and surface sampling has been by the author and or a person directed by the author.

1.6       Disclaimer

The author can verify the quality and location of most of the sampling.  The author is also aware of the quality of work provided by geological consultants employed by the author and has no reason to doubt its accuracy.”.

            Correspondingly, we confirm that the Company has not then added back in any additional risk factor in this section in order to correspond with the Staff’s initial comment numbered 14 from its initial comment letter of December 30, 2004 in this instance.

3.         The Staff’s comments have been noted and we confirm, as recently discussed (Mr. Kluck/Mr. Deutsch), that the Company has now amended each of the sub-heading and narrative of risk factor three in on page nine of the enclosed Registration Statement to provide as follows in this regard:

“Our Chief Executive Officer is the registered holder of our mineral claims and he could transfer title to a third party without our knowledge which would deprive us of the development of our mineral claims upon which our business plan is based or cause our Chief Executive Officer and our mineral claims to be subject to third party claims.

Under British Columbia mining legislation a foreign corporation cannot be the registered holder of a British Columbia mining claim.  To avoid the costs of creating a British Columbia wholly-owned subsidiary for the sole purpose of holding the registered title to our mineral claims, we decided to register our mineral claims in the name of our Chief Executive Officer, Paul D. Brock.  By Declaration of Trust dated November 29, 2004 Mr. Brock declared that he holds a 100% undivided and legal, beneficial and registered in and to the mineral claims for us and that he will deliver registered title to our mineral claims to us upon our demand.  However, in the interim our CEO could convey registered title to our mineral claims to a third party without our knowledge who would then hold superior registered title to our mineral claims.  If this occurs we may lose our only asset and we will not be able to execute our business plan.  Our only remedy may then be to seek damages from our CEO for breach of fiduciary duty and be compensated with monetary damages. In addition, and as a result of Mr. Brock being the registered holder of our mineral claims, any third party claims which might be brought as against Mr. Brock could result in our mineral claims being subject to such third party claims.”.

Plan of Operations

4.         The Staff’s comment has been noted and we confirm that the approximate time frames in the first milestone have now been updated from March to April and from May to June, respectively, on pages 39 and 40 of the enclosed Registration Statement.

Description of Property

5.         The Staff’s comments have been noted and we confirm that the Company, with the assistance of Mr. Kruchkowski, has now amended the two paragraphs found on page 44 of the enclosed Registration Statement in order to more appropriately comply with the Staff’s comments noted hereinbelow and as follows:

●          We confirm that we are advised that the disclosed sample analyses are only for weighted averages across the full width of the subject zones.

●          We confirm that we are advised that no references are made in the enclosed Registration Statement to any “grab” or “dump” samples.

●          We confirm that we are advised that the disclosed value grades sample sets are now only of a range and do not include just the highest values.

●          We confirm that we are advised that the Company has now eliminated any grade disclosure respecting “up to” or “as high as” values.

●          We confirm that we are advised that the Company has now eliminated any statements containing any grade and/or sample-width ranges.

●          We confirm that we are advised that the Company that all sample values were aggregated on a blended basis.

●          We confirm that we are advised that the Company that no table was utilized in this matter due to the relatively small number of results.

●          We confirm that we are advised that no soil samples are reported in the enclosed Registration Statement.

●          We confirm that we are advised that no such quantities are disclosed in the enclosed Registration Statement.

Certain Relationships and Related Transactions

6.         The Staff’s comments have been noted and we confirm, as recently discussed (Mr. Kluck/Mr. Deutsch), that the Company has now amended paragraph (d) under this section on page 47 of the enclosed Registration Statement to more clearly state that the Company paid Teuton Resources US $10,000 for its mineral claims and that the mineral claims were transferred to Mr. Brock “by way of Bill of Sale for no additional consideration”.

We trust that each of the foregoing and the attached and enclosed amendments to the Company’s Registration Statement filing are clear and satisfactory for this point in time and, in addition, will satisfy the comments of Staff as contained in the SEC letter.  However, should the SEC have any further questions or comments respecting any of the same, or should the SEC require any further information or documentation respecting the Company in this regard, please do not hesitate to immediately contact the writer at any time.

On behalf of the Company we sincerely thank and appreciate the SEC’s prompt attention to and ongoing cooperation in this matter, and we now welcome our receipt from the SEC of any final questions or comments which the SEC may have in this matter and at the SEC’s earliest convenience hereafter.  In this regard we confirm that we presently intend to communicate further with the SEC by the end of this week and, at that time and if appropriate, then provide in writing the Company’s request for an acceleration of an effective date for its Registration Statement at least two business days therefrom.  In the interim we remain, always,

Yours very truly,

Devlin Jensen

Per

“Thomas J. Deutsch”

THOMAS J. DEUTSCH